Fair value estimation	6 Months Ended
Jun. 30, 2026
Financial risk management [Abstract]
Fair value estimation
3.	Fair value estimation

(a)	Fair value hierarchy

The table below analyses the Group’s financial instruments carried at fair value as of each financial position date by level of the inputs to valuation techniques used to measure fair value. Such inputs are categorized into three levels within a fair value hierarchy as follows:

●	Quoted prices (unadjusted) in active markets for identical assets or liabilities (level 1);

●	Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (level 2); and

●	Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (level 3).

The following table presents the Group’s financial instruments measured at fair value as at December 31, 2025 and June 30, 2026:

	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
At December 31, 2025
Assets:
Financial assets at fair value through profit or loss	—	—	1,291	1,291
Financial assets at fair value through other comprehensives income	92,396	—	—	92,396
Liabilities:
Financial liabilities at fair value through profit or loss	—	—	22,044	22,044
At June 30, 2026
Assets:
Financial assets at fair value through other comprehensive income	77,858	—	—	77,858

During the six months ended June 30, 2026, unrealized losses arising from financial instruments measured at fair value amounted to RMB14.9 million.

(b)	Level 3 financial instruments

If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3. Specific valuation techniques used to value level 3 financial instruments include:

●	The use of quoted market prices or investor quotes for similar instruments;

●	The discounted cash flow model using unobservable inputs mainly including assumptions of expected future cash flows and discount rate;

●	The use of information of the latest round of financing, i.e. the recent transaction price or third-party pricing information; and

●	A combination of observable and unobservable inputs, including risk-free rate, expected volatility, discount rate for lack of marketability, market multiples, etc.

As the Group’s level 3 financial instruments are not traded in active markets, their fair values have been determined using applicable valuation techniques, such as market approach, Monte-Carlo simulation model and binomial tree model.

The following table summarizes the quantitative information about the significant unobservable inputs used in recurring level 3 fair value measurements:

Description	Fair value at		Unobservable inputs	Range of inputs at		Relationship of unobservable inputs to fair value
	December 31, 2025	June 30, 2026		December 31, 2025	June 30, 2026
	RMB’000	RMB’000
Warrants	22,044	—	Expected volatility	Note 13	N/A	The higher the expected volatility, the higher the fair value

The carrying amounts of the Group’s financial assets not carried at fair value, including cash and cash equivalents, trade receivables, other receivables and other financial assets, and financial liabilities not carried at fair value, including borrowings, trade payables and other payables, approximate their fair values due to the short maturities or the interest rates being close to the market interest rates.